SEGMENT INFORMATION SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Schedule of segment reporting

	Three Months Ended June 30, 2015
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Revenues	$29,642	$5,226	$—	$34,868
Depreciation and amortization expense	993	644	—	1,637
Income (loss) from operations	25,620	2,843	(3,729)	24,734
Interest expense, net and amortization of loan fees	—	—	4,930	4,930
Capital expenditures	144	—	—	144

	Three Months Ended June 30, 2014
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Revenues	$10,168	$—	$—	$10,168
Depreciation and amortization expense	471	397	—	868
Income (loss) from operations	6,723	(2,240)	(1,609)	2,874
Interest expense, net and amortization of loan fees	—	—	358	358
Capital expenditures	12,482	4,191	—	16,673

	Six Months Ended June 30, 2015
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Revenues	$56,962	$10,751	$—	$67,713
Depreciation and amortization expense	1,984	1,286	—	3,270
Income (loss) from operations	45,422	5,819	(6,791)	44,450
Interest expense, net and amortization of loan fees	—	—	6,885	6,885
Capital expenditures	220	—	—	220

	Six Months Ended June 30, 2014
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Revenues	$12,350	$—	$—	$12,350
Depreciation and amortization expense	947	782	—	1,729
Income (loss) from operations	5,662	(4,706)	(2,406)	(1,450)
Interest expense, net and amortization of loan fees	—	—	356	356
Capital expenditures	20,493	5,626	—	26,119

	Balance at June 30, 2015
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total assets	$112,164	$54,296	$251,306	$417,766

	Balance at December 31, 2014
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total assets	$105,631	$53,038	$251,472	$410,141